Trade and Other Payables - Schedule of Components of Trade and Other Payables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Trade and other current payables [abstract]
Trade accounts payable	¥ 27,545	¥ 24,140
Other payable	22,857	19,898
Total	¥ 50,402	¥ 44,038